Provisions for other liabilities and charges - Decommissioning and site restoration provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of other provisions [line items]
Non-current	$ 86,131	$ 84,533	[1]
Current	277	483	[1]
Decommissioning and site restoration provisions
Disclosure of other provisions [line items]
At January 1	85,016	71,941		$ 53,266
Additions through business combinations		34,419		8,347
Increase/(decrease) in provisions	(505)	(24,898)		7,212
Payments for tower and tower equipment decommissioning	(343)	(343)		(231)
Reversal of decommissioning through profit and loss				(2,671)
Unwinding of discount	9,156	7,084		4,644
Effects of movement in exchange rates	(6,916)	(3,187)		1,374
At end of period/year	86,408	85,016		71,941
Non-current	86,131	84,533		71,598
Current	$ 277	$ 483		$ 343

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.